CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

NOTE 10:-CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

a.The Company applies ASC 280, "Segment Reporting" ("ASC 280"). Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker. Segments are managed separately as follows:

Fixed Networks provides advanced fixed broadband satellite communication networks, satellite communication systems and associated professional services and comprehensive turnkey solutions and fully managed satellite network services solutions. The Company’s customers are service providers, satellite operators, mobile network operators, telecommunication companies, large enterprises and governments worldwide. In addition, it includes the Company’s network operation and managed networks and services in Peru.

Mobility Solutions provides advanced on-the-move satellite communications equipment, systems and solutions, including airborne, maritime and ground-mobile satellite systems and solutions.

This segment provides solutions for land, sea and air connectivity, while placing a major focus on the high-growth market of IFC, with the Company’s unique leading technology as well as defense and homeland security activities.

Terrestrial Infrastructure Projects includes the Company's construction of fiber and wireless networks in Peru.

	Six months ended June 30, 2021
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenue	$56,127	$31,002	$14,507	$101,636
Cost of revenue	35,723	20,746	16,095	72,564

Gross profit (loss)	20,404	10,256	(1,588)	29,072

Research and development, net	4,700	10,960	-	15,660
Selling and marketing	7,639	2,810	19	10,468
General and administrative	3,931	2,302	705	6,938

Operating profit (loss)	4,134	(5,816)	(2,312)	(3,994)
Financial expenses, net				757
Loss before taxes				(4,751)
Taxes on income				474
Net loss				(5,225)

Depreciation and amortization Expenses	$2,379	$2,236	$31	$4,646

F - 18

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

U.S. dollars in thousands

NOTE 10:-CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Cont.)

	Six months ended June 30, 2020
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenue	$44,790	$33,207	$7,991	$85,988
Cost of revenue	32,254	23,427	11,833	67,514

Gross profit (loss)	12,536	9,780	(3,842)	18,474

Research and development, net	4,180	9,121	-	13,301
Selling and marketing	6,326	2,304	20	8,650
General and administrative	4,842	2,185	764	7,791
Merger, acquisition and related litigation expenses, net	-	-	-	2,951

Operating loss	(2,812)	(3,830)	(4,626)	(14,219)
Financial expenses, net				1,429
Loss before taxes				(15,648)
Taxes on income				332
Net loss				(15,980)

Depreciation and amortization Expenses	$3,170	$2,061	$40	$5,271

b.Disaggregation of Revenue:

Following is a summary of revenue by geographic areas. Revenue attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Six months ended June 30,
	2021	2020

Latin America	$35,463	$30,185
Asia and Asia Pacific	24,807	9,279
United States	28,726	36,499
Europe	12,640	10,025

	$101,636	$85,988

F - 19

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

U.S. dollars in thousands

NOTE 10:-CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Cont.)

c.The table below represents the revenue from major customers:

	Six months ended June 30,
	2021		2020

Customer A	18%		21%
Customer B	*	)	16%

*) Less than 10%

Customer A is located in Peru and Customer B is located in the United States.